RELATED PARTY TRANSACTIONS (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
General Administrative And Professional Fees [Line Items]
General Administrative And Professional Fee Amount Paid	$ 59,855	$ 56,581
Series 47 [Member]
General Administrative And Professional Fees [Line Items]
General Administrative And Professional Fee Amount Paid	18,937	17,835
Series 48 [Member]
General Administrative And Professional Fees [Line Items]
General Administrative And Professional Fee Amount Paid	16,815	15,902
Series 49 [Member]
General Administrative And Professional Fees [Line Items]
General Administrative And Professional Fee Amount Paid	$ 24,103	$ 22,844